Other Current Assets (Details) - Schedule of other current assets - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Other Current Assets Abstract
GST receivables and other tax deposits	$ 27,400	$ 35,924
Advance to suppliers		59,519
Withholding tax receivables		61,777
Income tax receivables
Deferred debt discount on promissory note	30,000
Deferred commission charges on promissory note	22,002
Deferred IPO costs	34,164
Receivable from director	214,458
Prepaid expenses		108,091
Total	$ 328,024	$ 265,311